Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade suppliers	$ 92,283	$ 58,067
Payroll and labour related liabilities	25,688	19,086
Value added tax, royalty and other tax payable	10,692	8,505
Cash-settled equity awards	20,615	8,460
Provision for rehabilitation and closure costs	3,768	6,766
Other accrued liabilities	1,078	1,002
Accounts payable and accrued liabilities	$ 154,124	$ 101,886